UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2008
                                               ----------------


Check here if Amendment [    ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                           Place                 Date of Signing
/S/ JEFFREY L. BERKOWITZ                NEW YORK, NY               MAY 14, 2008
------------------------                ------------               ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              53
                                                     --

Form 13F Information Table Value Total:            $15,305
                                                   -------
                                                 (thousands)




List of Other Included Managers:

None


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                      VALUE  SHRS OR   SH/ PUT/  INVESTMENT  OTHER
 NAME OF ISSUER              CLASS          CUSIP       (X1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH INC              COM            00971T101      131       500       PUT     SOLE
AKAMAI TECH INC              COM            00971T101      345       500       PUT     SOLE
APPLE INC                    COM            037833100       69     1,000       PUT     SOLE
BLOCKBUSTER INC              CL A           093679108      963    11,000       CALL    SOLE
BLOCKBUSTER INC              CL A           093679108       14     5,519       CALL    SOLE
BLOCKBUSTER INC              CL A           093679108    4,039 1,238,900  SH           SOLE            1,238,900
BLOCKBUSTER INC              CL A           093679108      275    10,000       CALL    SOLE
BROADCOM CORP                CL A           111320107      771    40,000  SH           SOLE               40,000
BROADCOM CORP                CL A           111320107       90       350       CALL    SOLE
BROADCOM CORP                CL A           111320107       60       500       CALL    SOLE
CARMAX INC                   COM            143130102      183       500       PUT     SOLE
E M C CORP MASS              COM            268648102       38     4,250       CALL    SOLE
GOOGLE INC                   CL A           38259P508       93       150       PUT     SOLE
INGERSOLL-RAND COMPANY LTD   CL A           G4776G101      165       500       PUT     SOLE
ISHARES TR                   S&P 100 IDX FD 464287101      144     1,050       PUT     SOLE
J P MORGAN CHASE & CO        COM            46625H100       23       250       CALL    SOLE
J P MORGAN CHASE & CO        COM            46625H100       40     1,250       CALL    SOLE
KONINKLIJKE PHILIPS ELECTRS  NY REG SH NEW  500472303       73     1,000       PUT     SOLE
LEHMAN BROS HLDGS INC        COM            524908100      215       300       CALL    SOLE
MERRILL LYNCH & CO INC       COM            590188908       47       500       PUT     SOLE
MERRILL LYNCH & CO INC       COM            590188908      139       300       PUT     SOLE
NATIONAL CINEMEDIA INC       COM            635309107      228       600       PUT     SOLE
NETFLIX INC                  COM            64110L106       65     1,000       PUT     SOLE
NETFLIX INC                  COM            64110L106      374       900       PUT     SOLE
NETWORK APPLIANCE            COM            64120L104       30     1,000       CALL    SOLE
NETWORK APPLIANCE            COM            64120L104       21       200       CALL    SOLE
NETWORK APPLIANCE            COM            64120L104       24       750       CALL    SOLE
NETWORK APPLIANCE            COM            64120L104       34     2,750       CALL    SOLE
PAYCHEX INC                  COM            704326107       18       300       PUT     SOLE
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104       29       950       PUT     SOLE
PRICELINE COM                COM NEW        741503403      538       450       PUT     SOLE
PRINCIPAL FINANCIAL GROUP IN COM            74251V102       51       850       PUT     SOLE
QLOGIC CORP                  COM            747277101    1,765   115,000  SH           SOLE              115,000
SAKS INC                     COM            79377W108       25       500       CALL    SOLE
SAKS INC                     COM            79377W108       22     1,450       CALL    SOLE
SIRF TECHNOLOGY  HLDGS INC   COM            82967H101      200     4,000       CALL    SOLE
SPDR TR                      UNIT SER 1     78462F103       22       300       PUT     SOLE
SPDR TR                      UNIT SER 1     78462F103       31       200       PUT     SOLE
SPDR TR                      UNIT SER 1     78462F103      203       700       PUT     SOLE
SPDR TR                      UNIT SER 1     78462F103      130     1,000       PUT     SOLE
SUNTECH PWR HLDGS CO LTD     ADR            86800C104      168       300       PUT     SOLE
THQ INC                      COM            872443403      255     1,200       CALL    SOLE
THQ INC                      COM            872443403      654    30,000  SH           SOLE               30,000
UBS AG                       SHS NEW        H89231338       58       550       PUT     SOLE
UBS AG                       SHS NEW        H89231338      271       950       PUT     SOLE
VALERO ENERGY CORP NEW       COM            91913Y100      134       200       CALL    SOLE
VMWARE INC                   CL A COM       928563402       78       500       PUT     SOLE
VMWARE INC                   CL A COM       928563402      121       150       PUT     SOLE
WESTERN DIGITAL CORP         COM            958102105       58     1,000       PUT     SOLE
WHIRLPOOL CORP               COM            963320106      425     1,650       PUT     SOLE
WHIRLPOOL CORP               COM            963320106      270       300       PUT     SOLE
YAHOO INC                    COM            984332106      723    25,000  SH           SOLE               25,000
YINGLI GREEN ENERGY HLDG CO  ADR            98584B103      369       900       CALL    SOLE
                                                        15,305